GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
DESCRIPTION OF BUSINESS AND ORGANIZATION (Details)
Accumulated deficit	$ (1,903,832)				$ (1,903,832)		$ (1,906,054)	$ (1,000,733)
Net loss for the year	(103,415)	$ (35,214)	$ (432,024)	$ (212,107)	(138,629)	$ (644,131)	(907,225)	$ (598,941)
Working capital deficit	$ (1,068,707)				$ (1,068,707)		$ (1,814,519)